Provisions for other liabilities and charges - Decommissioning and site restoration provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Non-current	$ 59.7	$ 83.8	[1]
Current	6.0	0.2	[1]
Decommissioning and site restoration provisions
Disclosure of other provisions [line items]
At January 1	84.0	86.4
Provisions for new sites and remeasurements of existing sites	(0.7)	2.9
Utilization	(0.2)	(0.1)
Disposal of subsidiary	(1.9)	(3.3)
Unwinding of discount	10.2	9.2
Exchange differences	11.1	(11.1)
Reclassified to held for sale	(36.8)
At end of period/year	65.7	84.0
Non-current	59.7	83.8
Current	6.0	0.2
Decommissioning and site restoration provisions | Discontinued operations
Disclosure of other provisions [line items]
Unwinding of discount	$ 5.3	$ 3.5

[1]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 34)